Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2016
Vessels, Net [Abstract]
Vessels, Net

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2014	$1,358,348	$(218,922)	$1,139,426
Additions	147,840	(57,217)	90,623
Balance December 31, 2015	$1,506,188	$(276,139)	$1,230,049
Additions	—	(29,095)	(29,095)
Impairment loss	(22,840)	5,647	(17,193)
Transfer to vessel held for sale (see Note 5)	(125,000)	—	(125,000)
Balance June 30, 2016	$1,358,348	$(299,587)	$1,058,761